UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John L. Sullivan, Assistant Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704
Date of fiscal year end: October 31
Date of reporting period: January 31, 2008

Item 1. Schedule of Investments

Thrivent Financial Securities Lending Trust
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Certificates of Deposit (0.2%)	Rate (+)	Date	Value

$30,000,000	Barclays Bank NY	5.000%	3/24/2008	$30,000,000
10,000,000	BNP Paribas New York	4.270	5/12/2008	10,007,411

	Total Certificates of Deposit			40,007,411

Principal		Interest	Maturity
Amount	Commercial Paper (60.2%)	Rate (+)	Date	Value

Asset-Backed Commercial Paper (2.1%)
$30,000,000	GOVCO, Inc. «	5.160%	2/14/2008	$29,944,100
15,000,000	GOVCO, Inc. «	4.800	2/29/2008	14,944,000
30,000,000	GOVCO, Inc. «	5.220	3/14/2008	29,817,300
9,000,000	GOVCO, Inc. «	4.420	3/25/2008	8,941,435
25,000,000	GOVCO, Inc. «	4.810	3/31/2008	24,802,924

	Total Asset-Backed Commercial Paper			108,449,759

Banking — Domestic (7.3%)
5,000,000	Acts Retirement — Life Communities, Inc. «	4.900	3/20/2008	4,967,334
25,000,000	Barclays US Funding Corporation	4.370	3/24/2008	24,842,194
30,000,000	Barclays US Funding Corporation	4.890	3/26/2008	29,779,950
20,000,000	Barclays US Funding Corporation	4.675	5/29/2008	19,693,528
10,000,000	Barclays US Funding Corporation	3.005	7/23/2008	9,855,593
30,000,000	Dexia Delaware, LLC	4.930	3/24/2008	29,786,367
30,000,000	Dexia Delaware, LLC	4.800	3/31/2008	29,764,000
25,000,000	Members United Corporate Federal Credit Union	4.750	2/13/2008	24,960,417
30,000,000	Members United Corporate Federal Credit Union	4.700	2/14/2008	29,949,083
25,000,000	Members United Corporate Federal Credit Union	4.750	2/15/2008	24,953,819
4,996,000	MLTC Funding, Inc. «	3.070	2/25/2008	4,985,775
30,000,000	Societe Generale North American	3.500	2/4/2008	29,991,250
5,000,000	Societe Generale North American	3.220	2/22/2008	4,990,608
3,336,000	Societe Generale North American	4.360	4/8/2008	3,308,930
30,000,000	Societe Generale North American	4.257	4/24/2008	29,705,581
25,000,000	Societe Generale North American	3.350	4/28/2008	24,797,604
5,000,000	Societe Generale North American	3.320	6/27/2008	4,932,217
31,869,000	Society of New York Hospital Fund «	4.350	2/5/2008	31,853,597
5,000,000	Variable Funding Capital Company, LLC «	4.880	2/13/2008	4,991,867

	Total Banking — Domestic			368,109,714

Banking — Foreign (2.6%)
10,000,000	Bank of Ireland	4.600	3/31/2008	9,924,611
10,000,000	Bank of Ireland	4.170	5/12/2008	9,883,008
2,800,000	Bank of Scotland plc	4.750	2/7/2008	2,797,783
30,000,000	Bank of Scotland plc	4.760	2/25/2008	29,904,800
13,175,000	Bank of Scotland plc	4.880	2/29/2008	13,124,993
15,000,000	Bank of Scotland plc	4.810	3/17/2008	14,909,813
15,200,000	DnB NORBank ASA	3.200	2/1/2008	15,200,000
1,800,000	DnB NORBank ASA	4.750	2/25/2008	1,794,300
4,400,000	DnB NORBank ASA	4.750	3/3/2008	4,382,003
5,400,000	DnB NORBank ASA	3.150	4/8/2008	5,368,342

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

1

Thrivent Financial Securities Lending Trust
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (60.2%)	Rate (+)	Date	Value

Banking — Foreign — continued
$5,000,000	ICICI Bank, Ltd. «	4.950%	7/7/2008	$4,892,062
20,000,000	Rabobank Nederland	4.390	2/11/2008	19,975,611

	Total Banking — Foreign			132,157,326

Brokerage (3.7%)
20,000,000	Citigroup Funding, Inc.	4.850	2/29/2008	19,924,555
30,000,000	Citigroup Funding, Inc.	4.900	3/13/2008	29,832,583
30,000,000	Citigroup Funding, Inc.	4.900	3/14/2008	29,828,500
26,000,000	Citigroup Funding, Inc.	4.900	3/20/2008	25,830,133
25,000,000	Citigroup Funding, Inc.	4.900	3/27/2008	24,812,847
25,000,000	Citigroup Funding, Inc.	4.900	3/28/2008	24,809,444
30,000,000	Citigroup Funding, Inc.	4.890	3/31/2008	29,759,575

	Total Brokerage			184,797,637

Consumer Cyclical (3.3%)
30,000,000	Toyota Credit Puerto Rico	4.390	4/28/2008	29,681,725
45,000,000	Toyota Credit Puerto Rico	4.390	4/29/2008	44,517,105
30,000,000	Toyota Credit Puerto Rico	4.390	4/30/2008	29,674,408
30,000,000	Toyota Credit Puerto Rico	4.390	5/1/2008	29,670,750
1,500,000	Toyota Motor Credit Corporation	3.000	2/20/2008	1,497,625
30,000,000	Wal-Mart Funding Corporation «	3.300	2/27/2008	29,928,500

	Total Consumer Cyclical			164,970,113

Education (1.2%)
3,478,000	Duke University	4.140	2/14/2008	3,472,800
17,000,000	Northwestern University	4.150	2/12/2008	16,978,443
40,050,000	Yale University	4.670	2/7/2008	40,018,827

	Total Education			60,470,070

Consumer Non-Cyclical (0.4%)
20,000,000	Louis Dreyfus «	3.200	2/22/2008	19,962,667

	Total Consumer Non-Cyclical			19,962,667

Finance (36.9%)
30,000,000	Amsterdam Funding Corporation «	3.450	2/20/2008	29,945,375
30,000,000	Amsterdam Funding Corporation «	3.450	2/25/2008	29,931,000
30,000,000	Amsterdam Funding Corporation «	4.280	2/29/2008	29,900,133
30,000,000	Amsterdam Funding Corporation «	3.100	3/13/2008	29,894,083
6,000,000	Amsterdam Funding Corporation «	4.210	3/14/2008	5,970,530
27,759,000	Barton Capital Corporation «	4.382	2/28/2008	27,667,773
30,000,000	Barton Capital Corporation «	4.400	3/6/2008	29,875,333
30,000,000	Barton Capital Corporation «	4.350	3/7/2008	29,873,125
25,000,000	Barton Capital Corporation «	3.400	3/13/2008	24,903,194
25,000,000	Barton Capital Corporation «	3.400	3/14/2008	24,900,833
30,000,000	Bryant Illinois Park Fund «	4.290	2/14/2008	29,953,525
30,000,000	Chariot Funding, LLC «	3.600	2/5/2008	29,988,000
19,000,000	Chariot Funding, LLC «	4.600	2/7/2008	18,985,433
30,000,000	Chariot Funding, LLC «	3.350	2/28/2008	29,924,625

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

2

Thrivent Financial Securities Lending Trust
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (60.2%)	Rate (+)	Date	Value

Finance — continued
$13,000,000	Chariot Funding, LLC «	4.500%	3/31/2008	$12,904,125
10,000,000	Charta, LLC «	3.350	2/22/2008	9,980,458
25,000,000	Charta, LLC «	4.350	3/27/2008	24,833,854
30,000,000	Ciesco, LLC «	4.400	2/7/2008	29,978,000
25,000,000	Ciesco, LLC «	3.400	2/25/2008	24,943,333
30,000,000	Ciesco, LLC «	3.450	2/26/2008	29,928,125
25,000,000	Ciesco, LLC «	3.330	3/6/2008	24,921,375
30,000,000	Corporate Asset Finance Company, LLC «	4.800	2/14/2008	29,948,000
30,000,000	Corporate Asset Finance Company, LLC «	3.350	2/27/2008	29,927,417
37,500,000	Corporate Receivables Corporation Funding, LLC «	4.233	3/17/2008	37,301,562
23,739,000	Falcon Asset Securitization Corporation «	3.600	2/5/2008	23,729,504
25,000,000	Falcon Asset Securitization Corporation «	5.200	2/19/2008	24,935,000
15,030,000	Falcon Asset Securitization Corporation «	3.350	2/20/2008	15,003,426
25,000,000	Galaxy Funding, Inc. «	4.780	2/6/2008	24,983,403
3,000,000	General Electric Capital Corporation	3.020	2/28/2008	2,993,205
30,000,000	General Electric Capital Corporation	4.370	4/28/2008	29,683,175
30,000,000	General Electric Capital Corporation	4.370	4/29/2008	29,679,533
10,000,000	ING US Funding, LLC	3.000	3/17/2008	9,962,500
20,000,000	ING US Funding, LLC	4.560	3/28/2008	19,858,133
30,000,000	ING US Funding, LLC	4.560	3/31/2008	29,775,800
4,000,000	Jupiter Securitization Company, LLC «	5.200	2/19/2008	3,989,115
25,000,000	Jupiter Securitization Company, LLC «	5.000	3/19/2008	24,836,806
30,000,000	Jupiter Security Corporation, LLC «	4.290	2/14/2008	29,953,525
25,000,000	Jupiter Security Corporation, LLC «	3.100	3/10/2008	24,918,194
25,356,000	Kitty Hawk Funding Corporation «	4.868	2/14/2008	25,311,427
30,000,000	Kitty Hawk Funding Corporation «	3.450	2/25/2008	29,931,000
5,000,000	Kitty Hawk Funding Corporation «	4.900	2/27/2008	4,982,306
3,532,000	Kitty Hawk Funding Corporation «	3.250	3/12/2008	3,519,246
30,000,000	Kitty Hawk Funding Corporation «	4.700	3/19/2008	29,815,917
6,000,000	Long Lane Master Trust IV «	4.110	4/25/2008	5,942,460
6,654,000	Mont Blanc Capital Corporation «	3.140	2/1/2008	6,654,000
20,000,000	Mont Blanc Capital Corporation «	4.400	2/4/2008	19,992,667
25,000,000	Mont Blanc Capital Corporation «	3.150	2/27/2008	24,943,125
30,000,000	NATC California, LLC «	4.250	4/11/2008	29,752,083
11,104,000	Nieuw Amsterdam Receivables «	4.330	2/11/2008	11,090,644
25,000,000	Nieuw Amsterdam Receivables «	4.200	2/12/2008	24,967,917
25,000,000	Nieuw Amsterdam Receivables «	3.350	2/26/2008	24,941,840
25,000,000	Nieuw Amsterdam Receivables «	3.420	2/28/2008	24,935,875
1,116,000	Nieuw Amsterdam Receivables «	4.400	4/7/2008	1,106,998
19,543,000	Old Line Funding, LLC «	4.300	2/20/2008	19,498,648
36,000,000	Old Line Funding, LLC «	3.387	3/14/2008	35,857,760
7,147,000	Old Line Funding, LLC «	3.400	2/27/2008	7,129,450
30,000,000	Park Avenue Receivables Corporation «	4.500	2/4/2008	29,988,750
25,000,000	Park Avenue Receivables Corporation «	5.200	2/19/2008	24,935,000
10,000,000	Park Avenue Receivables Corporation «	3.250	4/22/2008	9,926,875
17,000,000	Ranger Funding Company, LLC «	4.700	3/19/2008	16,895,686
30,000,000	Regency Markets No.1, LLC «	4.300	2/12/2008	29,960,583
14,547,000	Regency Markets No.1, LLC «	5.400	2/19/2008	14,507,723
9,021,000	Regency Markets No.1, LLC «	5.000	3/6/2008	8,978,401

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

3

Thrivent Financial Securities Lending Trust
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (60.2%)	Rate (+)	Date	Value

Finance — continued
$22,000,000	Sheffield Receivables Corporation «	3.500%	2/15/2008	$21,970,056
15,000,000	Sheffield Receivables Corporation «	3.450	2/19/2008	14,974,125
30,000,000	Sheffield Receivables Corporation «	3.500	2/20/2008	29,944,583
30,000,000	Solitaire Funding, LLC «	3.350	2/21/2008	29,944,167
10,000,000	Solitaire Funding, LLC «	4.250	4/11/2008	9,917,361
13,000,000	Thames Asset Global Securitization, Inc. «	4.300	2/13/2008	12,981,367
25,856,000	Thames Asset Global Securitization, Inc. «	4.250	2/19/2008	25,801,056
25,728,000	Three Pillars, Inc. «	3.350	2/15/2008	25,694,482
30,000,000	Three Pillars, Inc. «	3.350	2/26/2008	29,930,208
10,530,000	Three Pillars, Inc. «	3.350	2/28/2008	10,503,543
30,000,000	Thunder Bay Funding, Inc. «	4.300	2/11/2008	29,964,167
30,000,000	Thunder Bay Funding, Inc. «	4.300	2/15/2008	29,949,833
15,000,000	Thunder Bay Funding, Inc. «	3.150	3/17/2008	14,940,938
30,000,000	Tulip Funding Corporation «	4.600	2/6/2008	29,980,833
25,000,000	Tulip Funding Corporation «	4.150	2/14/2008	24,962,535
8,421,000	Victory Receivables Corporation «	4.270	2/6/2008	8,416,006
30,000,000	Victory Receivables Corporation «	3.852	2/8/2008	29,977,532
30,000,000	Victory Receivables Corporation «	3.700	2/20/2008	29,941,417
11,000,000	Victory Receivables Corporation «	3.450	2/21/2008	10,978,917
30,000,000	Windmill Funding Corporation «	4.400	3/6/2008	29,875,333
30,000,000	Windmill Funding Corporation «	4.280	3/14/2008	29,850,200

	Total Finance			1,866,745,570

Insurance (1.2%)
30,000,000	ING America Insurance Holdings	4.800	3/17/2008	29,820,000
25,000,000	ING America Insurance Holdings	4.800	3/18/2008	24,846,667
5,000,000	Perry III Funding «	6.500	2/6/2008	4,995,486

	Total Insurance			59,662,153

U.S. Municipal (1.5%)
25,000,000	Alaska Housing Financing Corporation	4.320	2/1/2008	25,000,000
25,000,000	Alaska Housing Financing Corporation	4.320	2/4/2008	24,991,000
25,664,000	Alaska Housing Financing Corporation	4.320	2/5/2008	25,651,681

	Total U.S. Municipal			75,642,681

	Total Commercial Paper			3,040,967,690

		Interest	Maturity
Shares	Other (3.0%)	Rate (+)	Date	Value

5,000	AIM Investments Institutional Money Market Fund	3.870%	N/A	$5,000
36,429,000	Barclays Prime Money Market Fund	4.250	N/A	36,429,000
11,145,000	Merrill Lynch Institutional Money Market Fund	4.290	N/A	11,145,000
24,858,000	Morgan Stanley Institutional Liquidity Funds	4.150	N/A	24,858,000
79,789,663	Primary Fund Institutional Class	4.530	N/A	79,789,663

	Total Other			152,226,663

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

4

Thrivent Financial Securities Lending Trust
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Variable Rate Notes (36.9%) †	Rate (+)	Date	Value

Banking — Domestic (11.7%)
$8,595,000	Acts Retirement-Life Communities, Inc.	3.250%	2/6/2008	$8,594,977
30,000,000	Bank of America Corporation	3.065	2/19/2008	30,000,000
15,000,000	Bank of America Corporation	3.376	2/25/2008	15,001,741
25,000,000	Bank of New York Company, Inc.	4.411	2/11/2008	24,999,968
50,000,000	Bank of New York Company, Inc.	4.289	2/12/2008	50,000,000
30,000,000	Credit Suisse NY	3.070	3/14/2008	29,999,614
25,000,000	Deutsche Bank NY	3.140	3/5/2008	25,000,216
30,000,000	Deutsche Bank NY	3.775	4/29/2008	30,000,000
50,000,000	Fifth Third Bancorp	3.903	2/25/2008	50,000,000
37,920,000	HSBC USA, Inc.	4.246	2/15/2008	37,920,000
35,000,000	Rabobank Nederland NV/NY	4.849	2/15/2008	35,000,000
30,000,000	Royal Bank of Canada	4.576	2/4/2008	29,991,138
34,000,000	Royal Bank of Canada NY	4.621	2/1/2008	34,000,000
35,000,000	Svenska Handelsbanken AB	3.924	2/21/2008	35,000,000
25,000,000	US Bank NA	4.450	2/8/2008	24,999,867
30,000,000	US Bank NA	4.591	2/1/2008	29,998,377
10,000,000	Wachovia Bank NA	4.753	4/4/2008	10,000,000
10,000,000	Wachovia Bank NA	3.401	4/25/2008	10,000,000
25,000,000	Wells Fargo & Company	4.461	2/11/2008	24,997,591
35,000,000	Wells Fargo & Company	4.069	2/19/2008	35,000,000
20,000,000	Wells Fargo & Company	4.650	2/4/2008	20,003,900

	Total Banking — Domestic			590,507,389

Banking — Foreign (7.9%)
30,000,000	Bank of Ireland	4.859	2/15/2008	30,000,000
12,500,000	Bank of Ireland	3.924	2/19/2008	12,500,000
21,960,000	Bank of Ireland	3.944	2/20/2008	21,960,000
10,000,000	BNP Paribas SA	4.845	2/7/2008	10,000,000
25,000,000	BNP Paribas SA	3.285	2/26/2008	25,000,000
11,000,000	Credit Suisse First Boston USA, Inc.	3.335	2/1/2008	10,991,934
20,000,000	Deutsche Bank NY	4.753	3/25/2008	20,000,000
25,000,000	Deutsche Bank NY	3.060	4/17/2008	25,000,000
25,000,000	DnB NORBank ASA	3.376	2/25/2008	25,000,000
30,000,000	HBOS Treasury Services plc	4.530	2/7/2008	30,000,000
50,000,000	Royal Bank of Canada	4.510	2/6/2008	49,996,400
25,000,000	Royal Bank of Scotland Group plc	3.275	2/28/2008	24,978,830
40,000,000	Royal Bank of Scotland plc	3.944	2/21/2008	40,000,000
25,000,000	Societe Generale	4.631	2/4/2008	25,000,000
50,000,000	Svenska Handelsbanken AB	4.289	2/13/2008	50,000,000

	Total Banking — Foreign			400,427,164

Basic Industry (1.0%)
50,000,000	BASF Finance Europe NV	3.884	4/21/2008	50,000,000

	Total Basic Industry			50,000,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

5

Thrivent Financial Securities Lending Trust
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Variable Rate Notes (36.9%) †	Rate (+)	Date	Value

Brokerage (6.0%)
$50,000,000	Goldman Sachs Group, Inc.	3.331%	4/25/2008	$50,000,000
55,000,000	Lehman Brothers Holdings, Inc.	3.245	2/1/2008	55,010,153
17,800,000	Lehman Brothers Holdings, Inc.	4.014	2/22/2008	17,807,569
10,000,000	Merrill Lynch & Company, Inc.	4.376	2/15/2008	10,000,000
30,000,000	Merrill Lynch & Company, Inc.	4.129	2/19/2008	30,000,000
25,000,000	Merrill Lynch & Company, Inc.	4.191	2/19/2008	25,011,822
30,000,000	Merrill Lynch & Company, Inc.	3.924	2/22/2008	30,000,000
21,000,000	Merrill Lynch & Company, Inc.	3.914	2/25/2008	21,000,000
7,600,000	Merrill Lynch & Company, Inc.	3.315	2/27/2008	7,600,940
25,000,000	Morgan Stanley	3.195	1/31/2008	25,000,000
30,000,000	Morgan Stanley	3.195	1/31/2008	30,000,000

	Total Brokerage			301,430,484

Consumer Cyclical (4.4%)
10,000,000	American Honda Finance Corporation	4.630	2/4/2008	10,000,064
25,000,000	American Honda Finance Corporation	4.866	2/11/2008	25,000,000
7,000,000	American Honda Finance Corporation	5.049	2/20/2008	7,000,000
10,000,000	American Honda Finance Corporation	5.111	3/11/2008	10,000,000
25,500,000	American Honda Finance Corporation	4.616	4/7/2008	25,516,238
10,000,000	American Honda Finance Corporation	5.008	2/5/2008	10,000,000
50,000,000	Toyota Motor Credit Corporation	3.315	2/1/2008	50,000,000
30,000,000	Toyota Motor Credit Corporation	3.300	2/1/2008	29,979,772
25,000,000	Toyota Motor Credit Corporation	4.560	2/6/2008	25,000,000
30,000,000	Toyota Motor Credit Corporation	5.111	3/5/2008	30,000,000

	Total Consumer Cyclical			222,496,074

Finance (3.2%)
50,000,000	General Electric Capital Corporation	3.285	2/1/2008	50,014,547
25,000,000	General Electric Capital Corporation	4.461	2/11/2008	25,000,000
10,730,000	General Electric Capital Corporation	4.004	2/22/2008	10,731,185
25,000,000	General Electric Capital Corporation	3.794	2/25/2008	25,000,000
25,000,000	General Electric Capital Corporation	3.285	2/26/2008	24,985,675
7,820,000	Pershing Drive Associates, LP «	3.150	2/7/2008	7,820,000
10,000,000	Union Hamilton Special Funding, LLC «	5.210	3/21/2008	10,000,000
10,000,000	Union Hamilton Special Funding, LLC «	5.143	3/28/2008	10,000,000

	Total Finance			163,551,407

Insurance (2.1%)
15,000,000	Allstate Life Global Funding Trusts	4.371	2/11/2008	15,000,000
29,000,000	American International Group, Inc.	4.884	3/25/2008	28,989,026
50,000,000	ING Verzekeringen NV	4.560	3/4/2008	50,000,000
10,000,000	MBIA Global Funding, LLC «	4.018	4/23/2008	10,000,000

	Total Insurance			103,989,026

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

6

Thrivent Financial Securities Lending Trust
Schedule of Investments as of January 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Variable Rate Notes (36.9%) †	Rate (+)	Date	Value

U.S. Municipal (0.6%)
$13,000,000	Mississippi Business Financial Corporation, Mississippi
	Individual Development Revenue Bonds «	3.350%	2/7/2008	$13,000,000
19,200,000	Texas State Adjustable Taxable Veterans Housing Series PG
	Class B Revenue Bonds	3.270	2/6/2008	19,200,000

	Total U.S. Municipal			32,200,000

	Total Variable Rate Notes			1,864,601,544

	Total Investments (at amortized cost) 100.9%			$5,097,803,308

	Other Assets and Liabilities, Net (0.9%)			(47,875,422)

	Total Net Assets 100.0%			$5,049,927,886

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

« Denotes investments that benefit from credit enhancements or liquidity support provided by a third party bank or institution.

Cost for federal income tax purposes is $5,097,803,308.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

7

THRIVENT FINANCIAL SECURITIES LENDING TRUST
NOTES TO SECHEDULE OF INVESTMENTS
January 31, 2008 (unaudited)

Valuation — Securities are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in the Trust are determined once per week using prices supplied by the Trust’s independent pricing service. Mutual funds are valued at the net asset value at the close of each business day.

Other — For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis.

Additional information —The Fund’s Policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Fund’s most recent annual or semiannual shareholder report.

8

Thrivent Investment Management™

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com • e-mail: mail@thrivent.com • 800-THRIVENT (800-847-4836)

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 28, 2008	THRIVENT FINANCIAL
SECURITIES LENDING
TRUST

	By:	/s/ Pamela J. Moret

Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 28, 2008	By:	/s/ Pamela J. Moret

Pamela J. Moret
President

Date: March 28, 2008	By:	/s/ Gerard V. Vaillancourt

Gerard V. Vaillancourt
Treasurer